Schedule of valuation techniques (Details)	Sep. 01, 2022 $ / shares	Aug. 09, 2022 $ / shares
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate	0.02
Measurement Input, Share Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate		0.008
Measurement Input, Share Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate		0.01
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate	0.01	0.012
Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate	0.00	0.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate	340.9
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate		90.00
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate		88.2
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate	3.39	2.98
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	4 years 6 months	5 years